Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of fair value of financial assets and liabilities measured at fair value and classification by level of input

The following tables summarize the fair value of financial assets (marketable securities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$71	$—	$—	$71
Total assets measured at fair value	$71	$—	—	$71

	Fair Value Measurements as of
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$71	$—	$—	$71
Total assets measured at fair value	$71	$—	—	$71

Schedule of antidilutive securities excluded from computations of diluted net loss per common share

The following outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share:

	As of March 31,
	2020	2019
Options to purchase common stock	17,104,649	16,062,922
Warrants to purchase common stock	331,193	331,193
	17,435,842	16,394,115

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Year Ended December 31,
	2019	2018
Options to purchase common stock	15,881,721	15,409,357
Warrants to purchase common stock	331,193	331,193
	16,212,914	15,740,550

Schedule of composition of cash, cash equivalents and restricted cash

See below for the composition of cash, cash equivalents and restricted cash shown on the statements of cash flow:

	Year Ended December 31,
	2019	2018
Cash and cash equivalents	$143	$814
Restricted cash	71	71
Total cash, cash equivalents and restricted cash as shown on statement of cash flows	$214	$885